Document And Entity Information	Feb. 03, 2023
Document Information [Line Items]
Entity, Registrant Name	Aterian, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 03, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38937
Entity, Tax Identification Number	83-1739858
Entity, Address, Address Line One	37 East 18th Street
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10003
City Area Code	347
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001757715